Supplement to the
Fidelity® Stock Selector
All Cap Fund
November 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	14.63%	March 31, 2012

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
FSS-12-02  June 15, 2012
1.776228.114

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section beginning on page 21.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.